LOANS PAYABLE	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about borrowings [abstract]
LOANS PAYABLE

18. LOANS PAYABLE

As at December 31, 2021 and 2020, the loans payable are summarized as follows:

	2021	2020	Currency	Terms
	$	$
a	1,423,139	1,356,793	USD	Unsecured, due on demand
b	317,330	-	Colombian Pesos	Secured, repayable quarterly until Oct 2027.
c	2,538,643	-	Colombian Pesos	Secured, due on demand.
d	3,820,652	412,567	Colombian Pesos	Secured, due on completion of related projects
e	5,288,629	614,265	Colombian Pesos	Secured, due on April 2028
f	676,115	790,309	Colombian Pesos	Unsecured, due on Oct 2023
g	42,677	79,567	Colombian Pesos	Unsecured, repayable monthly until May 2023
h	93,468	150,984	Colombian Pesos	Unsecured, repayable monthly until Dec 2023
i	121,221	148,245	Mexican Pesos	Unsecured, due on demand
j	-	31,857	Argentine Pesos	Unsecured, due on demand
	14,321,874	3,584,587

	4,208,925	3,440,732	Current portion of loans payable
	10,112,949	143,855	Long term portion of loans payable
	14,321,874	3,584,587

a) The Company entered into loan agreements with various shareholders whereby the Company was loaned an aggregate principal amount of USD $1,113,663. The loans are unsecured, bear interest ranging from 0% to 18% per annum, and are due on demand. As at December 31, 2021, aggregate principal amounts of $1,423,139 (USD $1,113,663) (2020 - $1,356,793 (USD $1,061,392)) remains outstanding.

b) On September 1, 2021, the Company entered into a loan agreement with a lender whereby the Company was loaned a total principal amount of COP $1,000,000,000. The loan is secured against a financial guarantee provided by the Fondo Nacional De Garantias S.A., bears interest at 10.11% per annum, and is repayable through quarterly installments until October 2027. As at December 31, 2021, a principal amount of $317,330 (COP $1,000,000,000) (2020 - $nil) remains outstanding.

c) On October 11, 2021, the Company entered into a loan agreement with a lender whereby the Company was loaned a total principal amount of COP $8,000,000,000 for the purpose of funding the development of certain towers. The loan is secured against the economic rights for collection of revenue relating to construction of certain towers under a separate construction contract with a party related to the loanee, bears interest at 7.02% per annum, and is due in April 2022. As at December 31, 2021, a principal amount of $2,538,643 (COP $8,000,000,000) (2020 - $nil) remains outstanding.

d) On April 2, 2021, the Company entered into a Collaboration Agreement with a Commerk (Note 9) whereby Commerk will provide equity contributions towards each individual tower projects operated under the Collaboration Agreement. The equity contributions are secured against the towers constructed and operated for each project as well as the economic rights for collection of tower rents relating to such towers, bear interest at 6.2% per annum, and are due upon completion of the related projects. Prior to the Collaboration Agreement, the Company received preliminary equity contributions totaling COP $4,536,891,697. As at December 31, 2021, the principal amount of equity contributions of $3,820,652 (COP $12,039,984,363) (2020 - $412,567 (COP $1,112,259,832)) remains outstanding.

e) On March 11, 2021, the Company entered into a loan agreement with a lender whereby the Company was loaned a total of COP $31,632,000,000 for the purpose of funding the development of certain towers. The loan is secured against the towers funded by the loan proceeds as well as the economic rights for collection of tower rents relating to such towers, bears interest at 4.615% + IBR 6 months per annum, and is due in Sep 2030.

On September 14, 2021, the Company entered into a loan agreement with a lender whereby the Company was loaned a total of COP $40,463,000,000 for the purpose of funding the development of certain towers. The loan is secured against the towers funded by the loan proceeds as well as the economic rights for collection of tower rents relating to such towers, bears interest at 4.39% + IBR 6 months per annum, and is due in May 2031.

As at December 31, 2021, a principal amount of $5,288,629 (COP $16,666,003,681) (2020 - $nil (COP $nil)) remains outstanding.

f) On October 14, 2020, the Company entered into a loan agreement with a lender whereby the Company was loaned a total principal amount of COP $2,130,633,223. The loan is unsecured, bears interest at 12% per annum, and is due in October 2023. As at December 31, 2021, a principal amount of $676,115 (COP $2,130,633,223) (2020 - $790,309 (COP $2,130,633,223)) remains outstanding.

g) On May 21, 2020, the Company entered into a loan agreement with a lender whereby the Company was loaned a total principal amount of COP $250,000,000. The loan is unsecured, bears interest at 10.67% per annum, and is repayable through monthly installments until May 2023. As at December 31, 2021, principal of $42,677 (COP $134,488,293) (2020 - $79,567 (COP $213,431,006)) remained outstanding.

h) On December 21, 2020, the Company entered into a loan agreement with a lender whereby the Company was loaned a total principal amount of COP $405,000,000. The loan is unsecured, bears interest at 5.905% per annum, and is repayable through monthly installments until December 2023. As at December 31, 2021, a principal amount of $93,468 (COP $294,545,457) (2020 - $150,984 (COP $405,000,000)) remains outstanding.

i) On November 10, 2020, the Company entered into a loan agreement with a lender whereby the Company was loaned a total principal amount of MXN $2,311,865. The loan is unsecured, bears interest at nil% per annum, and is due on demand. As at December 31, 2021, a principal amount of $121,221 (MXN $1,948,351) (2020 - MXN $2,311,865) remains outstanding.

j) On January 16, 2020, the Company entered into a loan agreement with a lender whereby the Company was loaned a total principal amount of ARS $2,113,800. The loan is unsecured, bears interest at 18% per annum, and is due on demand. The loan was fully settled in August 2021.

During the year ended December 31, 2021, the interest rates on the loans payable ranged from 0% to 18% (2020 - 0% to 41%).

During the year ended December 31, 2021, the Company has incurred interest expense of $432,576 (2020 - $144,473) on the loans payable, of which $307,863 (US$240,875) (2020 - $88,018 (US$64,725)) remains payable and has been recorded within interest payable on the consolidated statement of financial position.